Offerings	Nov. 14, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.625% Senior Note due 2033
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	0.99364
Maximum Aggregate Offering Price	$ 397,456,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 54,888.67
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.625% Senior Note due 2033
Amount of Registration Fee	$ 0
Offering Note
(1)	Piedmont Realty Trust, Inc. has provided a guarantee with respect to the 5.625% Notes due 2033 issued by Piedmont Operating Partnership, LP.
(2)	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.